Summary of Significant Accounting Policies (Details) - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Temporary Equity, Shares Outstanding	23,000,000	23,000,000
Unrecognized Tax Benefits	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	0
Federal Depository Insurance Coverage	$ 250,000	250,000
Accrued Income Taxes, Current		$ 0
Class A ordinary shares subject to redemption
Temporary Equity, Shares Outstanding	23,000,000	23,000,000